Net Sales by Segment - Summary of Information on Geographical Area (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net sales	R$ 16,843,933	R$ 13,582,463	R$ 12,518,139
Non-current assets	44,401,126	42,590,575
Brazil [member]
Disclosure of geographical areas [line items]
Net sales	14,729,253	12,988,974	11,837,757
Non-current assets	3,345,639	4,009,212
Latin America [member]
Disclosure of geographical areas [line items]
Net sales	157,287	52,932	74,746
Non-current assets	22,866
North America [member]
Disclosure of geographical areas [line items]
Net sales	55,549	14	7,247
Non-current assets	107,352
Europe [member]
Disclosure of geographical areas [line items]
Net sales	1,836,739	538,148	576,662
Non-current assets	451,039	287,933
Asia and Other [member]
Disclosure of geographical areas [line items]
Net sales	R$ 65,105	R$ 2,395	R$ 21,727